Deferred revenue - Composition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2018 CNY (¥)
Deferred revenue
Current portion	¥ 449,359		¥ 402,751		$ 68,586
Non-current portion	2,392,906		2,289,762		365,229
Total current and non-current deferred revenue	2,842,265		2,692,513		433,815
Revenue expected to be recognized in 2022	325,013	$ 49,607
Revenue expected to be recognized in 2023	206,851	31,572
Revenue expected to be recognized in 2024	206,950	31,587
Revenue expected to be recognized in 2025 and thereafter	1,979,105	302,070
Payments made by customers prior to completion of cord blood processing services
Deferred revenue
Total current and non-current deferred revenue	124,346		99,506		18,979
Credited to income from prior year's balance	61,332	9,361
Prior year's deferred revenue balance reclassified as unearned storage fees	38,174	5,826
Unearned storage fees
Deferred revenue
Total current and non-current deferred revenue	2,717,919		2,593,007	¥ 2,384,676	$ 414,836	$ 395,770	¥ 2,112,195
Credited to income from prior year's balance	¥ 303,245	$ 46,284	¥ 276,234	¥ 238,181